UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: __
  This Amendment (Check only one.)          [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lincluden Management Limited
Address:          1275 North Service Road W., Suite 607
                  Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alanna Sinclair-Whitty
Title:   Assistant Vice President and Secretary
Phone:   (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty      Oakville, Ontario, Canada       April 24, 2007
[Signature]                          [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total:  $2,472.025

                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1 028-11931 Old Mutual (US) Holdings Inc.
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
Name of                         Title of                 Value     Shares or  Sh/ Put/  Investment   Other        Voting Authority
Issuer                          Class        Cusip       $000's    Prn Amt    Prn Call  Discretion   Managers    Sole   Shared  None

ABN AMBRO HOLDING NV            SPON ADR         937102    $ 1,889     43,915 Shs       DEFINED       1            43,915
ALCAN INC.                      COM           013716105   $ 17,043    501,420 Shs       DEFINED       1           501,420
ALCATEL-LUCENT                  SPON ADR      013904305    $ 1,018     86,150 Shs       DEFINED       1            86,150
AON CORP                        COM           037389103    $ 6,880    181,250 Shs       DEFINED       1           181,250
AXA                             SPON ADR      054536107      $ 856     20,100 Shs       DEFINED       1            20,100
BANK OF AMERICA CORPORATION     COM           060505104    $ 8,802    172,521 Shs       DEFINED       1           172,521
BANK MONTREAL QUE               COM           063671101   $ 41,633    680,980 Shs       DEFINED       1           680,980
BANK NOVA SCOTIA HALIFAX        COM           064149107   $ 35,039    760,550 Shs       DEFINED       1           760,550
BARCLAYS PLC                    SPON ADR      06738E204    $ 3,203     56,250 Shs       DEFINED       1            56,250
BARRICK GOLD INC.               COM           067901108   $ 26,094    915,274 Shs       DEFINED       1           915,274
BASF A G                        SPON ADR      055262505       $ 33        300 Shs       DEFINED       1               300
BCE INC                         COM           05534B109   $ 25,586    905,407 Shs       DEFINED       1           905,407
BP PLC                          SPON ADR      055622104    $ 2,405     37,150 Shs       DEFINED       1            37,150
BT GROUP PLC                    SPON ADR      05577E101    $ 2,904     48,405 Shs       DEFINED       1            48,405
CAE INC                         COM           124765108   $ 15,472  1,374,024 Shs       DEFINED       1         1,374,024
CAMECO  CORP.                   COM           13321L108   $ 15,428    376,860 Shs       DEFINED       1           376,860
CANADIAN NATURAL RESOURCES LTD. COM           136385101      $ 938     17,000 Shs       DEFINED                    17,000
CANADIAN PAC RY LTD.            COM           13645T100   $ 25,485    453,350 Shs       DEFINED       1           453,350
CANETIC RESOURCES TRUST         COM           137513107      $ 195      5,050 Shs       DEFINED       1             5,050
CHEVRON                         COM           166764100    $ 5,825     78,760 Shs       DEFINED       1            78,760
COCA-COLA COMPANY               COM           191216100    $ 4,379     91,225 Shs       DEFINED       1            91,225
COMCAST CORP.                   CL A          20030N101    $ 3,397    130,900 Shs       DEFINED       1           130,900
COMMERCE BANCORP INC NJ         COM           200519106    $ 3,499    104,830 Shs       DEFINED       1           104,830
DANAHER CORP DEL                COM           235851102    $ 4,037     56,500 Shs       DEFINED       1            56,500
DELL INC.                       COM           24702R101    $ 4,612    198,700 Shs       DEFINED       1           198,700
DOW CHEMICAL                    COM           260543103    $ 4,161     90,740 Shs       DEFINED       1            90,740
DU PONT E I DE NEMOURS & CO     COM           263534109    $ 3,794     76,750 Shs       DEFINED       1            76,750
ENBRIDGE INC.                   COM           29250N105       $ 98        300 Shs       DEFINED       1               300
FIFTH THIRD BANCORP.            COM           316773100    $ 5,955    153,920 Shs       DEFINED       1           153,920
FRANCE TELECOM SA               SPON ADR      35177Q105    $ 3,268    123,800 Shs       DEFINED       1           123,800
GLAXOSMITHKLINE PLC             SPON ADR      37733W105    $ 1,304     23,600 Shs       DEFINED       1            23,600
HONEYWELL INTL INC              COM           438516106    $ 4,595     99,750 Shs       DEFINED       1            99,750
HSBC HLDGS PLC                  SPON ADR NEW  404280406    $ 4,610     52,495 Shs       DEFINED       1            52,495
IAMGOLD CORP                    COM           450913108   $ 19,722  2,213,500 Shs       DEFINED       1         2,213,500
IMPERIAL OIL LTD                COM NEW       453038408   $ 20,660    482,725 Shs       DEFINED       1           482,725
ING GROEP N V                   SPON ADR      456837103    $ 3,665     86,590 Shs       DEFINED       1            86,590
JP MORGAN CHASE & CO.           COM           46625H100    $ 6,643    137,300 Shs       DEFINED       1           137,300
JOHNSON & JOHNSON               COM           478160104    $ 6,522    108,240 Shs       DEFINED       1           108,240
KINROSS GOLD CORP               COM NO PAR    496902404   $ 19,520  1,413,150 Shs       DEFINED       1         1,413,150
LOWES COMPANIES INC.            COM           548661107    $ 5,446    172,938 Shs       DEFINED       1           172,938
MAGNA INTL INC                  CL A          559222401   $ 16,438    218,990 Shs       DEFINED       1           218,990
MANULIFE FINL CORP              COM           56501R106   $ 33,536    976,000 Shs       DEFINED       1           976,000
MATSUSHITA ELEC INDL            SPONS ADR     576879209    $ 1,538     76,500 Shs       DEFINED       1            76,500
MICROSOFT CORP.                 COM           594918104    $ 4,597    164,930 Shs       DEFINED       1           164,930
NTT DOCOMO INC                  SPON ADR      62942M201 $1,720,440     93,350 Shs       DEFINED       1            93,350
NOKIA CORP                      SPON ADR      654902204    $ 3,299    143,955 Shs       DEFINED       1           143,955
NORTEL NETWORKS CORP NEW        COM           656568508   $ 23,330    974,168 Shs       DEFINED       1           974,168
NOVA CHEMICALS CORP.            COM           66977W109   $ 32,352  1,047,350 Shs       DEFINED       1         1,047,350
PETRO-CDA                       COM           71644E102   $ 27,788    711,100 Shs       DEFINED       1           711,100
PFIZER INC                      COM           717081103    $ 5,695    225,450 Shs       DEFINED       1           225,450
PIONEER NATURAL RESOURCES CO.   COM           723787107    $ 3,734     86,625 Shs       DEFINED       1            86,625
QUEST DIAGNOSTICS INC.          COM           74834L100    $ 4,799     96,240 Shs       DEFINED       1            96,240
RADIOSHACK CORP                 COM           750438103    $ 5,132    189,850 Shs       DEFINED       1           189,850
ROGERS COMMUNICATIONS INC       CL B          775109200   $ 16,415    501,880 Shs       DEFINED       1           501,880
ROYAL BANK OF CANADA            COM           780087102   $ 38,806    779,760 Shs       DEFINED       1           779,760
SAFEWAY INC                     COM NEW       786514208    $ 3,140     85,700 Shs       DEFINED       1            85,700
SANOFI AVENTIS                  SPON ADR      80105N105    $ 1,486     34,150 Shs       DEFINED       1            34,150
SHAW COMMUNICATIONS             CL B CONV     82028K200   $ 16,786    455,500 Shs       DEFINED       1           455,500
SIEMENS AG                      SPON ADR      826197501    $ 1,578     14,720 Shs       DEFINED       1            14,720
STRYKER CORP                    COM           863667101    $ 3,114     46,955 Shs       DEFINED       1            46,955
SUN LIFE FINL INC.              COM           866796105   $ 26,044    572,950 Shs       DEFINED       1           572,950
3M CO                           CALL          88579Y101    $ 5,717     74,795 Shs       DEFINED       1            74,795
TALISMAN ENERGY INC             COM           87425E103   $ 28,220  2,164,560 Shs       DEFINED       1         2,164,560
THOMSON CORP                    COM           884903105   $ 31,790    768,240 Shs       DEFINED       1           768,240
TIMBERLAND CO                   CL A          887100105    $ 4,031    154,850 Shs       DEFINED       1           154,850
TORONTO DOMINION BK ONT         COM NEW       891160509   $ 21,544    482,265 Shs       DEFINED       1           482,265
TOTAL S A                       SPON ADR      89151E109    $ 3,204     45,909 Shs       DEFINED       1            45,909
TRANSALTA CORP                  COM           89346D107   $ 11,000    508,350 Shs       DEFINED       1           508,350
TRANSCANADA CORP.               COM           89353D107      $ 365      1,100 Shs       DEFINED       1             1,100
UNITED TECHNOLOGIES CORP        COM           913017109    $ 5,671     87,250 Shs       DEFINED       1            87,250
VERIZON COMMUNICATIONS          COM           92343V104    $ 3,824    100,850 Shs       DEFINED       1           100,850

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